Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$66,030,866.52	0.3268855	$39,964,827.97	0.1978457	$26,066,038.56
Class A-2-A Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$764,980,866.52	0.8490825	$738,914,827.97	0.8201508	$26,066,038.56

Weighted Avg. Coupon (WAC)	3.53%		3.53%
Weighted Avg. Remaining Maturity (WARM)	50.70		49.79
Pool Receivables Balance	$843,971,387.59		$816,071,803.94
Remaining Number of Receivables	51,714		50,965

Adjusted Pool Balance	$796,399,678.15		$770,333,639.59

III. COLLECTIONS

Principal:
Principal Collections	$27,214,502.12
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$469,929.15
Total Principal Collections	$27,684,431.27

Interest:
Interest Collections	$2,535,125.51
Late Fees & Other Charges	$54,319.39
Interest on Repurchase Principal	$-
Total Interest Collections	$2,589,444.90

Collection Account Interest	$34,055.25
Reserve Account Interest	$2,886.11
Servicer Advances	$-

Total Collections	$30,310,817.53

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$30,310,817.53
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,310,817.53

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$703,309.49	$-	$703,309.49	703,309.49
	Collection Account Interest					$34,055.25
	Late Fees & Other Charges					$54,319.39
Total due to Servicer						$791,684.13

2.	Class A Noteholders Interest:
	Class A-1 Notes		$134,978.10		$134,978.10
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$300,119.88		$300,119.88
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,577,617.98		$1,577,617.98	1,577,617.98

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$27,821,997.50

7.	Regular Principal Distribution Amount:					26,066,038.56

			Distributable Amount		Paid Amount
	Class A-1 Notes				$26,066,038.56
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$26,066,038.56		$26,066,038.56
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$26,066,038.56		$26,066,038.56

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,755,958.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$47,571,709.44
Beginning Period Amount	$47,571,709.44
Current Period Amortization	$1,833,545.09
Ending Period Required Amount	$45,738,164.35
Ending Period Amount	$45,738,164.35
Next Distribution Date Required Amount	$43,939,940.17

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$31,418,811.62	$31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.95%	4.08%	4.08%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.01%	50,462	98.90%	$807,124,502.85
30 - 60 Days	0.78%	395	0.86%	$7,012,169.06
61 - 90 Days	0.18%	93	0.20%	$1,637,098.53
91-120 Days	0.03%	15	0.04%	$298,033.50
121 + Days	0.00%	0	0.00%	$-
Total		50,965		$816,071,803.94

Delinquent Receivables 30+ Days Past Due
Current Period	0.99%	503	1.10%	$8,947,301.09
1st Preceding Collection Period	0.96%	497	1.05%	$8,852,938.06
2nd Preceding Collection Period	0.84%	438	0.91%	$7,955,930.91
3rd Preceding Collection Period	0.75%	400	0.83%	$7,515,252.76
Four-Month Average	0.88%		0.97%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.24%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		41		$715,884.84
Repossession Inventory		45		$602,309.28

Current Charge-Offs
Gross Principal of Charge-Offs				$685,081.53
Recoveries				$(469,929.15)
Net Loss				$215,152.38

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.31%

Average Pool Balance for Current Period				$830,021,595.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.31%
1st Preceding Collection Period				0.56%
2nd Preceding Collection Period				0.63%
3rd Preceding Collection Period				0.36%
Four-Month Average				0.47%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		59	256	$2,729,950.53
Recoveries		61	182	$(1,280,626.93)
Net Loss				$1,449,323.60
Cumulative Net Loss as a % of Initial Pool Balance				0.15%

Net Loss for Receivables that have experienced a Net Loss *		27	177	$1,450,191.29
Average Net Loss for Receivables that have experienced a Net Loss				$8,193.17

Principal Balance of Extensions				$3,095,152.50
Number of Extensions				154

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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